Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended				14 Months Ended
	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to each of our Principal Executive Officers (“PEO”), which is our CEO, and the average of our non-PEO NEOs, and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay Versus Performance[1]

	Summary Compensation Table Total for PEO [2]		Compensation Actually Paid to PEO [3]				Value of Initial Fixed $100 Investment Based On:

Year	Christopher R. Concannon	Richard M. McVey	Christopher R. Concannon	Richard M. McVey	Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compensation Actually Paid to Non-PEO NEOs [5]	Total Shareholder Return [6]	Index Total Shareholder Return [7]	Net Income (millions) [8]	Adjusted Operating Income [9]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	8,293,086	5,420,785	5,270,186	(4,411,280)	1,868,629	1,552,561	$79.71	$131.91	$258.1	$361.1
2022	n/a	5,553,833	n/a	(17,047,453)	3,600,351	1,318,174	$75.12	$113.64	$250.2	$370.4
2021	n/a	5,742,184	n/a	(23,796,801)	2,778,019	(567,512)	$109.67	$131.62	$257.9	$379.6
2020	n/a	6,143,686	n/a	46,225,725	2,563,567	12,445,573	$151.29	$99.47	$299.4	$423.6

(1)
Mr. Concannon, our Chief Executive Officer and Interim Chief Financial Officer, has served as Chief Executive Officer since April 3, 2023. Previously, Mr. McVey served as Chief Executive Officer. The Non-PEO NEOs for the applicable years were as follows:
•
2023: Christopher N. Gerosa, Kevin M. McPherson, Naineshkumar S. Panchal and Christophe Roupie;
•
2022: Christopher R. Concannon, Christopher N. Gerosa, Kevin M. McPherson and Naineshkumar S. Panchal; and
•
2021: Christopher R. Concannon, Antonio DeLise, Christopher N. Gerosa, Kevin M. McPherson and Nicholas Themelis; and
•
2020: Christopher R. Concannon, Antonio DeLise, Kevin M. McPherson and Nicholas Themelis.
(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Concannon and McVey, respectively, for each corresponding year in which he served as Chief Executive Officer in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Concannon and McVey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Concannon and McVey during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Concannon’s total compensation for 2023 to determine the compensation actually paid:

PEO Compensation Actually Paid- Christopher R. Concannon

Year	Reported Summary Compensation Total for PEO	Reported Value of Equity Awards [a]	Equity Award Adjustments [b]	Compensation Actually Paid to PEO
2023	8,293,086	6,333,086	3,310,186	5,270,186

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McVey’s total compensation for each year to determine the compensation actually paid:

PEO Compensation Actually Paid- Richard M. McVey

Year	Reported Summary Compensation Total for PEO	Reported Value of Equity Awards [a]	Equity Award Adjustments [b]	Compensation Actually Paid to PEO
2023	5,420,785	3,576,785	(6,255,280)	(4,411,280)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Non-PEO NEO Compensation Actually Paid

Year	Reported Summary Compensation Average for Non-PEO NEOs	Reported Average Value of Equity Awards [a]	Equity Award Adjustments [b]	Compensation Actually Paid to Non-PEO NEOs
2023	1,868,629	900,971	584,904	1,552,561

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Dow Jones U.S. Financials Index.
(8)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(9)
Adjusted Operating Income is defined as operating income before (i) unplanned inorganic activity and (ii) the impact of cash incentives. It may also be adjusted to reflect charges for restructurings, the impact of corporate transactions or discontinued operations, events that are unusual in nature or infrequent in occurrence and other non-recurring items, currency fluctuations, litigation or clam judgments, settlements and the effects of accounting or tax law changes.

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Mr. Concannon, our Chief Executive Officer and Interim Chief Financial Officer, has served as Chief Executive Officer since April 3, 2023. Previously, Mr. McVey served as Chief Executive Officer. The Non-PEO NEOs for the applicable years were as follows:
•
2023: Christopher N. Gerosa, Kevin M. McPherson, Naineshkumar S. Panchal and Christophe Roupie;
•
2022: Christopher R. Concannon, Christopher N. Gerosa, Kevin M. McPherson and Naineshkumar S. Panchal; and
•
2021: Christopher R. Concannon, Antonio DeLise, Christopher N. Gerosa, Kevin M. McPherson and Nicholas Themelis; and
•
2020: Christopher R. Concannon, Antonio DeLise, Kevin M. McPherson and Nicholas Themelis.
(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Concannon and McVey, respectively, for each corresponding year in which he served as Chief Executive Officer in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
(4)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year.

Peer Group Issuers, Footnote
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Dow Jones U.S. Financials Index.

Adjustment To PEO Compensation, Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Concannon’s total compensation for 2023 to determine the compensation actually paid:

PEO Compensation Actually Paid- Christopher R. Concannon

Year	Reported Summary Compensation Total for PEO	Reported Value of Equity Awards [a]	Equity Award Adjustments [b]	Compensation Actually Paid to PEO
2023	8,293,086	6,333,086	3,310,186	5,270,186

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McVey’s total compensation for each year to determine the compensation actually paid:

PEO Compensation Actually Paid- Richard M. McVey

Year	Reported Summary Compensation Total for PEO	Reported Value of Equity Awards [a]	Equity Award Adjustments [b]	Compensation Actually Paid to PEO
2023	5,420,785	3,576,785	(6,255,280)	(4,411,280)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
		The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount		$ 1,868,629	$ 3,600,351	$ 2,778,019	$ 2,563,567
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,552,561	1,318,174	(567,512)	12,445,573
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Compensation Actually Paid

Year	Reported Summary Compensation Average for Non-PEO NEOs	Reported Average Value of Equity Awards [a]	Equity Award Adjustments [b]	Compensation Actually Paid to Non-PEO NEOs
2023	1,868,629	900,971	584,904	1,552,561

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Concannon and McVey for 2023, Mr. McVey for 2022, 2021 and 2020 and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) is generally aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Messrs. Concannon and McVey and to the other NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Messrs. Concannon and McVey for 2023, Mr. McVey for 2022, 2021 and 2022 and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) is generally aligned with the Company’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Operating Income

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Concannon and McVey for 2023, Mr. McVey for 2022, 2021 and 2022 and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) is generally aligned with the Company’s Adjusted Operating Income over the three years presented in the table. As described above, Adjusted Operating Income is defined as operating income before: (i) unplanned inorganic activity and (ii) the impact of cash incentives. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the pay versus performance table above) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted Operating Income as the financial component of the Company’s short-term incentive compensation program. See “– Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Concannon and McVey for 2023, Mr. McVey for 2022, 2021 and 2020 and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) is generally aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Messrs. Concannon and McVey and to the other NEOs is comprised of equity awards.

Tabular List, Table

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected to incentivize our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Adjusted operating income
•
Operating margin
•
Revenue growth excluding U.S. credit
•
U.S. credit market share

Total Shareholder Return Amount		$ 79.71	75.12	109.67	151.29
Peer Group Total Shareholder Return Amount		131.91	113.64	131.62	99.47
Net Income (Loss)		$ 258,100,000	$ 250,200,000	$ 257,900,000	$ 299,400,000
Company Selected Measure Amount		361.1	370.4	379.6	423.6
PEO Name	Mr. McVey		Mr. McVey	Mr. McVey	Mr. McVey	Mr. Concannon
Additional 402(v) Disclosure
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Concannon and McVey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Concannon and McVey during the applicable year.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Concannon and McVey for 2023 and Mr. McVey for 2022, 2021 and 2020) for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted operating income
Non-GAAP Measure Description
(9)
Adjusted Operating Income is defined as operating income before (i) unplanned inorganic activity and (ii) the impact of cash incentives. It may also be adjusted to reflect charges for restructurings, the impact of corporate transactions or discontinued operations, events that are unusual in nature or infrequent in occurrence and other non-recurring items, currency fluctuations, litigation or clam judgments, settlements and the effects of accounting or tax law changes.

Measure:: 2
Pay vs Performance Disclosure
Name		Operating margin
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue growth excluding U.S. credit
Measure:: 4
Pay vs Performance Disclosure
Name		U.S. credit market share
Christopher R. Concannon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,293,086
PEO Actually Paid Compensation Amount		5,270,186
Richard M. McVey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,420,785	$ 5,553,833	$ 5,742,184	$ 6,143,686
PEO Actually Paid Compensation Amount		(4,411,280)	$ (17,047,453)	$ (23,796,801)	$ 46,225,725
Richard M. McVey [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,576,785
Richard M. McVey [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,255,280)
PEO | Christopher R. Concannon [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,333,086
PEO | Christopher R. Concannon [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,310,186
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		900,971
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 584,904